SA Allocation Balanced Portfolio Average Annual Total Returns		12 Months Ended	60 Months Ended	99 Months Ended	120 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	(0.33%)	0.88%	1.35%
SA Alloc Bal Blended Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.95%	4.59%	5.54%	5.26%
Class 1
Prospectus [Line Items]
Average Annual Return, Percent		8.24%	4.31%	5.25%
Performance Inception Date	Sep. 26, 2016
Class 3
Prospectus [Line Items]
Average Annual Return, Percent		8.09%	4.08%		4.56%